Related party transactions - Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable, Related Parties [Roll Forward]
Deposits	$ 12,441,625	$ 9,452,241
Interest and fees on loans	234,032	218,495	$ 187,020
Loans	5,166,210	4,068,991
Non-interest expense	356,924	321,343	300,336
Directors and Executives
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	97,195	30,575
Loans issued during the year	45,602	77,269
Loan repayments and the effect of changes in the composition of related parties	(104,156)	(10,649)
Ending balance	38,641	97,195	30,575
Deposits	12,838	17,232
Interest and fees on loans	1,887	4,533	1,100
Affiliates
Loans and Leases Receivable, Related Parties [Roll Forward]
Deposits	342	352
Interest and fees on loans	677	635	647
Loans	9,888	10,180
Non-interest expense	$ 1,717	$ 1,769	$ 1,939